Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Other Current Liabilities
NOTE 13	Other Current Liabilities

Significant components of other current liabilities as of December 31 are summarized as follows:

(in thousands)	2013	2012
Deferred revenues	$36,850	29,101
Dissenting shareholder liability*	25,723	—
Accrued expenses	24,236	30,963
Dividends payable	19,508	729
Accrued income taxes	6,410	10,936
Pass through expenses	8,379	8,532
Commissions	6,546	—
Other	37,036	20,021

Total	$164,688	100,282

*	Refer to Note 23 on acquisitions for additional information.